Commitment and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Commitments and contingencies [line items]
Rental expense	$ 35,909	$ 33,685	$ 27,712
Commitments net	10,778	5,762
Bank guarantees	1,352	2,579
Restricted time deposits	$ 564	$ 575
Bottom of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	1 year
Top of range [member]
Commitments and contingencies [line items]
Bank guarantees, remaining expiry term	5 years